EMPLOYEE OPTION PLANS (Details 1) (Matrix [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Matrix [Member]
Outstanding - Number of Options	2,025,000
Granted - Number of Options	0
Exercised - Number of Options	1,465,000
Forfeited - Number of Options	25,000
Outstanding - Number of Options	535,000	2,025,000
Exercisable - Number of Options	535,000
Outstanding - Weighted average exercise price	$ 4.29
Granted - Weighted average exercise price	$ 0
Exercised - Weighted average exercise price	$ 4.29
Forfeited - Weighted average exercise price	$ 4.29
Outstanding - Weighted average exercise price	$ 3.95	$ 4.29
Exercisable - Weighted average exercise price	$ 3.95
Outstanding - Weighted average remaining contractual term (in years)	1 year	1 year 11 months 16 days
Granted - Weighted average remaining contractual term (in years)	0 years
Exercised - Weighted average remaining contractual term (in years)	11 months 16 days
Expried And Forfeited - Weighted average remaining contractual term (in years)	11 months 16 days
Exercisable - Weighted average remaining contractual term (in years)	1 year
Outstanding - Aggregate intrinsic value	$ 1,671
Granted - Aggregate intrinsic value	0
Exercised - Aggregate intrinsic value	2,286
Expired And Forfeited - Aggregate intrinsic value	30
Outstanding - Aggregate intrinsic value	303	1,671
Exercisable - Aggregate intrinsic value	$ 303